Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts payable and accrued liabilities and historically have included investment securities. The carrying value of these financial instruments generally approximates fair value due to their short-term nature. Investment securities are recorded at fair value.

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions

As of September 30, 2015 and December 31, 2014, cash and cash equivalents consist primarily of bank deposits with third-party financial institutions and highly liquid money market securities with original maturities at date of purchase of 90 days or less and are stated at cost which approximate fair value and are classified within the Level 1 designation discussed above. Marketable securities are recorded at fair value, defined as the exit price in the principal market in which the Company would transact, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Level 2 securities are valued using quoted market prices for similar instruments, non-binding market prices that are corroborated by observable market data, or discounted cash flow techniques and include the Company’s investments in corporate debt securities and commercial paper. Financial liabilities that were measured or disclosed at fair value on a recurring basis, and were classified within the Level 3 designation, included the warrant liability and convertible notes prior to their conversion to equity upon the Company’s initial public offering in February 2014. None of the Company’s non-financial assets and liabilities are recorded at fair value on a non-recurring basis. No transfers between levels have occurred during the periods presented.

Cash equivalents measured at fair value as of September 30, 2015 and December 31, 2014 are all classified within Level 1. As of September 30, 2015, the Company had no investment securities. Below is a summary of other assets and liabilities measured at fair value (in thousands):

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Corporate debt securities	$70,513	$—	$70,513	$—

4. Fair Value Measurements

The Company’s financial instruments primarily consist of cash and cash equivalents, investment securities, accounts payable and accrued liabilities. The carrying value of these financial instruments generally approximates fair value due to their short-term nature. Investment securities, warrant liabilities and redeemable non-controlling interest are recorded at fair value. Based on the borrowing rates currently available to the Company for loans with similar terms, which is considered a Level 2 input, the Company believes that the fair value of its convertible debt approximates its carrying value.

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions

As of December 31, 2014 and 2013, cash and cash equivalents consist primarily of bank deposits with third-party financial institutions and highly liquid money market securities with original maturities at date of purchase of 90 days or less and are stated at cost which approximate fair value and are classified within the Level 1 designation discussed above. Marketable securities are recorded at fair value, defined as the exit price in the principal market in which the Company would transact, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Level 2 securities are valued using quoted market prices for similar instruments, non-binding market prices that are corroborated by observable market data, or discounted cash flow techniques and include the Company’s investments in corporate debt securities and commercial paper. Financial assets and liabilities that are measured or disclosed at fair value on a recurring basis, and are classified within the Level 3 designation, include the warrant liability and redeemable non-controlling interest. None of the Company’s non-financial assets and liabilities are recorded at fair value on a non-recurring basis. No transfers between levels have occurred during the periods presented.

Cash equivalents measured at fair value as of December 31, 2014 and 2013, are all classified within Level 1. Below is a summary of assets and liabilities measured at fair value (in thousands):

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Corporate debt securities	$70,513	$—	$70,513	$—

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Corporate debt securities	$10,467	$—	$10,467	$—

Liabilities:
Convertible notes	$1,044	—	—	$1,044
Warrant liability	1,116	—	—	1,116

	$2,160	$—	$—	$2,160

The Company determined the fair value of the convertible notes utilizing an estimated cost of debt for comparable venture backed and mezzanine financings.

The fair value per share of the Company’s underlying Series A-1 preferred stock was used to determine the fair value of the redeemable non-controlling interest and the warrant liability. As of February 4, 2014, December 31, 2013, October 15, 2013 (issuance date of Series A-1 warrants), June 6, 2013 (exchange date of exchangeable shares) and December 31, 2012, the fair value of the Series A-1 preferred stock was $0.64, $0.64, $0.91, $0.73 and $0.449, respectively. The fair value of the Series A-1 preferred stock was determined using either an option pricing model, a hybrid option pricing and probability weighted expected return model or, in the case of the February 4, 2014 and December 31, 2013 values, derived from the Company’s IPO price. The key inputs into the models included the probability and timing of expected liquidity event dates, discount rates and the selection of appropriate market comparable transactions and multiples to apply to the Company’s various historical and forecasted operational metrics.

In addition to the fair value of the underlying Series A-1 preferred stock, the following assumptions were used in the Black-Scholes option pricing model to determine the fair value of the preferred stock warrant liability:

	October 15, 2013	December 31, 2013	February 4, 2014
Risk-free interest rate	1.37%	1.58%	1.58%
Expected volatility	79%	82%	82%
Expected term (in years)	5.0	4.8	4.7
Expected dividend yield	0.0%	0.0%	0.0%

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs (in thousands):

	Redeemable Non-Controlling Interest	Convertible Notes	Warrant Liability
Balance at December 31, 2011	$—	$—	$—
Issuance of shares of redeemable non-controlling interest	4,814	—	—
Net loss attributable to redeemable non-controlling interest	(154)	—	—
Change in fair value	154	—	—

Balance at December 31, 2012	4,814	—	—
Issuance of warrants in connection with note and warrant purchase agreement	—	—	954
Issuance of debt	—	999	—
Net loss attributable to redeemable non-controlling interest	(96)	—	—
Changes in fair value	3,105	45	162
Exchange of redeemable non-controlling interest for Series A-1 preferred stock	(7,823)	—	—

Balance at December 31, 2013	—	1,044	1,116
Changes in fair value	—	53	183
Reclassification to equity upon initial public offering	—	—	(1,299)
Conversion to common stock upon initial public offering	—	(1,097)	—

Balance at December 31, 2014	$—	$—	$—